UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                            March 31, 2011
                                                        ---------------

Check here if Amendment [   ]; Amendment Number:        ---------------

This Amendment (Check only one.):       [   ] is a restatement.

                                        [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Kopp Investment Advisors, LLC
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Address:       8400 Normandale Lake Blvd., Suite 1450
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               Bloomington, MN  55437
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Form 13F File No:    28-03099
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    John P. Flakne
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Title:   Chief Financial Officer and Chief Compliance Officer
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Phone:   (952) 841-0400
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Signature, Place, and Date of Signing:

/s/ John P. Flakne            Bloomington, Minnesota             April 25, 2011
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     (Signature)                    City/State                      (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                             105
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Form 13F Information Table Value Total:                       $ 359,195
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                                                 (thousands)

List of Other Included Managers:                                   None






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


                                            KOPP INVESTMENT ADVISORS, LLC
                                             FORM 13F INFORMATION TABLE

                                                   MARCH 31, 2011


                                                                                                          VOTING AUTHORITY
                                                                                                          ----------------
        NAME OF ISSUER                 TITLE OF               VALUE    SHARES/  SH/  PUT/ INVSTMT   OTHER
       ---------------                   CLASS       CUSIP   (X$1000)  PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
                                       --------     ------   -------   -------  ---- ---- -------- --------   ----    ------   ----
3M Company                                COM      88579Y101    1,095    11,712 SH   N/A  Other      N/A       10,577          1,135
Adept Tech Inc.                         COM NEW    006854202    2,685   583,600 SH   N/A  Defined    N/A      583,600
Adept Tech Inc.                         COM NEW    006854202    1,656   360,015 SH   N/A  Other      N/A      360,015
Aflac Incorporated                        COM      001055102    1,165    22,066 SH   N/A  Other      N/A       19,701          2,365
Akorn, Inc.                               COM      009728106      462    80,000 SH   N/A  Defined    N/A       80,000
Akorn, Inc.                               COM      009728106   13,138 2,276,985 SH   N/A  Other      N/A    2,084,440        192,545
Amarin Corp. PLC ADS                 SPONS ADR NEW 023111206    2,701   370,000 SH   N/A  Defined    N/A      370,000
Amarin Corp. PLC ADS                 SPONS ADR NEW 023111206    6,491   889,230 SH   N/A  Other      N/A      850,355         38,875
American Express Company                  COM      025816109    1,095    24,235 SH   N/A  Other      N/A       21,460          2,775
American Superconductor Corp.             COM      030111108    1,382    55,550 SH   N/A  Other      N/A       48,400          7,150
Amerigon Inc.                             COM      03070L300    2,124   139,105 SH   N/A  Other      N/A      124,920         14,185
Angiodynamics, Inc.                       COM      03475V101    5,208   344,428 SH   N/A  Other      N/A      305,320         39,108
Array Biopharma Inc.                      COM      04269X105    4,116 1,345,000 SH   N/A  Defined    N/A    1,345,000
Array Biopharma Inc.                      COM      04269X105    7,319 2,391,710 SH   N/A  Other      N/A    2,179,891        211,819
AtriCure Inc.                             COM      04963C209      393    34,560 SH   N/A  Other      N/A       34,560
AVI BioPharma, Inc.                       COM      002346104      199   106,970 SH   N/A  Other      N/A      106,970
Biomimetic Therapeutics, Inc.             COM      09064X101      303    23,120 SH   N/A  Other      N/A       23,120
Biosante Pharmaceuticals Inc.           COM NEW    09065V203    3,886 1,962,760 SH   N/A  Defined    N/A    1,962,760
Biosante Pharmaceuticals Inc.           COM NEW    09065V203    1,973   996,330 SH   N/A  Other      N/A      996,330
Caliper Life Sciences, Inc.               COM      130872104    1,284   190,000 SH   N/A  Defined    N/A      190,000
Caliper Life Sciences, Inc.               COM      130872104    7,749 1,146,260 SH   N/A  Other      N/A    1,022,125        124,135
Cardiome Pharma Corp.                   COM NEW    14159U202      514   120,000 SH   N/A  Defined    N/A      120,000
Cardiome Pharma Corp.                   COM NEW    14159U202    6,589 1,539,417 SH   N/A  Other      N/A    1,433,207        106,210
Cepheid Inc.                              COM      15670R107      662    23,632 SH   N/A  Other      N/A       23,227            405
Clean Energy Fuels Corp.                  COM      184499101      775    47,330 SH   N/A  Other      N/A       40,710          6,620
Comverge Inc.                             COM      205859101    3,601   772,845 SH   N/A  Other      N/A      677,024         95,821
ConocoPhillips                            COM      20825C104    1,170    14,646 SH   N/A  Other      N/A       13,031          1,615
Constant Contact, Inc.                    COM      210313102    2,957    84,728 SH   N/A  Other      N/A       75,573          9,155
DaVita Inc.                               COM      23918K108      212     2,475 SH   N/A  Other      N/A        2,475
Deere & Co.                               COM      244199105    1,483    15,303 SH   N/A  Other      N/A       13,558          1,745
Dow Chemical Co.                          COM      260543103    1,248    33,052 SH   N/A  Other      N/A       28,907          4,145
DragonWave Inc.                           COM      26144M103    1,508   181,085 SH   N/A  Other      N/A      158,030         23,055
Durect Corp.                              COM      266605104      641   177,948 SH   N/A  Other      N/A      149,998         27,950
Emcore Corp.                              COM      290846104   13,762 5,355,000 SH   N/A  Defined    N/A    5,355,000
Emcore Corp.                              COM      290846104    7,870 3,062,450 SH   N/A  Other      N/A    3,062,450
EnteroMedics Inc.                       COM NEW    29365M208       88    31,900 SH   N/A  Other      N/A       31,900
Exxon Mobil Corporation                   COM      30231G102    1,246    14,812 SH   N/A  Other      N/A       13,177          1,635
Finisar Corp.                           COM NEW    31787A507    9,410   382,500 SH   N/A  Defined    N/A      382,500
Finisar Corp.                           COM NEW    31787A507   14,101   573,223 SH   N/A  Other      N/A      550,923         22,300
FMC Technologies, Inc.                    COM      30249U101    1,430    15,138 SH   N/A  Other      N/A       13,403          1,735
Green Mountain Coffee Roasters, Inc.      COM      393122106      753    11,652 SH   N/A  Other      N/A       10,957            695
Harmonic Inc.                             COM      413160102      516    55,000 SH   N/A  Defined    N/A       55,000
Harmonic Inc.                             COM      413160102      347    37,000 SH   N/A  Other      N/A       37,000
Harvard Bioscience, Inc.                  COM      416906105      430    75,655 SH   N/A  Other      N/A       75,655
Icad Inc.                                 COM      44934S107      586   433,765 SH   N/A  Other      N/A      392,220         41,545
International Business Machines Corp.     COM      459200101    1,178     7,225 SH   N/A  Other      N/A        6,425            800
Iris International, Inc.                  COM      46270W105    5,553   615,633 SH   N/A  Other      N/A      553,673         61,960
Johnson & Johnson              	          COM      478160104      821    13,858 SH   N/A  Other      N/A       12,423          1,435
Johnson Controls Inc.                     COM      478366107    1,444    34,728 SH   N/A  Other      N/A       30,943          3,785
Luminex Corp.                             COM      55027E102      258    13,775 SH   N/A  Other      N/A       13,655            120
Marriott Intl. Inc.                      CL A      571903202    1,170    32,896 SH   N/A  Other      N/A       29,097          3,799
Masimo Corporation                        COM      574795100      209     6,315 SH   N/A  Other      N/A        6,315
Medtox Scientific Inc.                  COM NEW    584977201   13,762   839,143 SH   N/A  Other      N/A      775,623         63,520
Mindspeed Technologies, Inc.            COM NEW    602682205    4,780   565,000 SH   N/A  Defined    N/A      565,000
Mindspeed Technologies, Inc.            COM NEW    602682205    8,365   988,788 SH   N/A  Other      N/A      927,698         61,090
MIPS Technologies, Inc.                   COM      604567107    1,974   188,180 SH   N/A  Other      N/A      159,305         28,875
NetScout Systems Inc.                     COM      64115T104    6,010   219,993 SH   N/A  Other      N/A      192,218         27,775
Network Equipment Technologies, Inc.      COM      641208103   10,216 2,709,800 SH   N/A  Defined    N/A    2,709,800
Network Equipment Technologies, Inc.      COM      641208103    6,585 1,746,661 SH   N/A  Other      N/A    1,633,791        112,870
Northern Oil & Gas Inc.                   COM      665531109      934    34,965 SH   N/A  Other      N/A       30,970          3,995
Northern Trust                            COM      665859104      947    18,670 SH   N/A  Other      N/A       16,600          2,070
Nuvasive Inc.                             COM      670704105    2,194    86,651 SH   N/A  Other      N/A       76,596         10,055
Oclaro, Inc.                            COM NEW    67555N206    9,660   840,000 SH   N/A  Defined    N/A      840,000
Oclaro, Inc.                            COM NEW    67555N206    9,260   805,181 SH   N/A  Other      N/A      781,728         23,453
Omnicell Inc.                             COM      68213N109      193    12,635 SH   N/A  Other      N/A       12,635
Oplink Communications, Inc.             COM NEW    68375Q403    2,283   117,145 SH   N/A  Defined    N/A      117,145
Oplink Communications, Inc.             COM NEW    68375Q403    3,508   179,965 SH   N/A  Other      N/A      179,965
OraSure Technologies                      COM      68554V108      184    23,460 SH   N/A  Other      N/A       23,460
Pepsico Inc.                              COM      713448108      854    13,263 SH   N/A  Other      N/A       11,813          1,450
Pfizer Inc.                               COM      717081103      245    12,040 SH   N/A  Other      N/A       12,040
PLX Technology, Inc.                      COM      693417107      639   175,000 SH   N/A  Defined    N/A      175,000
PLX Technology, Inc.                      COM      693417107    4,278 1,172,019 SH   N/A  Other      N/A    1,067,519        104,500
PMC-Sierra Inc.                           COM      69344F106      150    20,000 SH   N/A  Other      N/A       20,000
PowerShares QQQ Trust                 UNIT SER 1   73935A104      250     4,350 SH   N/A  Other      N/A        4,350
The Procter & Gamble Company              COM      742718109      803    13,038 SH   N/A  Other      N/A       11,588          1,450
Quidel Corp.                              COM      74838J101    3,970   331,949 SH   N/A  Other      N/A      292,944         39,005
RAE Systems, Inc.                         COM      75061P102    7,627 4,333,777 SH   N/A  Defined    N/A    4,333,777
RAE Systems, Inc.                         COM      75061P102    4,858 2,760,500 SH   N/A  Other      N/A    2,760,500
Regeneron Pharmaceuticals, Inc.           COM      75886F107    3,505    78,000 SH   N/A  Defined    N/A       78,000
Regeneron Pharmaceuticals, Inc.           COM      75886F107    9,399   209,143 SH   N/A  Other      N/A      200,088          9,055
RF Monolithics Inc.                       COM      74955F106       13    10,000 SH   N/A  Other      N/A       10,000
RTI Biologics, Inc.                       COM      74975N105      772   270,000 SH   N/A  Defined    N/A      270,000
RTI Biologics, Inc.                       COM      74975N105    8,702 3,042,529 SH   N/A  Other      N/A    2,758,657        283,872
Sandisk Corp                              COM      80004C101      922    20,000 SH   N/A  Other      N/A       20,000
Sangamo Biosciences, Inc.                 COM      800677106    7,279   873,790 SH   N/A  Defined    N/A      873,790
Sangamo Biosciences, Inc.                 COM      800677106    9,517 1,142,454 SH   N/A  Other      N/A    1,107,424         35,030
Smith Micro Software, Inc.                COM      832154108    4,248   453,822 SH   N/A  Other      N/A      397,970         55,852
Southern Company                          COM      842587107    1,085    28,477 SH   N/A  Other      N/A       25,367          3,110
Southwest Airlines Co.                    COM      844741108      956    75,676 SH   N/A  Other      N/A       67,561          8,115
SPDR Trust Ser 1                        TR UNIT    78462F103      802     6,050 SH   N/A  Other      N/A        6,050
Staples Inc.                              COM      855030102      964    49,665 SH   N/A  Other      N/A       44,085          5,580
SunOpta, Inc.                             COM      8676EP108    9,665 1,300,797 SH   N/A  Other      N/A    1,213,938         86,859
Superconductor Technologies Inc.        COM NEW    867931305   13,558 4,534,400 SH   N/A  Defined    N/A    4,534,400
Superconductor Technologies Inc.        COM NEW    867931305    6,039 2,019,847 SH   N/A  Other      N/A    2,017,247          2,600
Synergetics USA, Inc.                     COM      87160G107    4,133   701,680 SH   N/A  Other      N/A      629,156         72,524
Thoratec Corp.                          COM NEW    885175307    1,927    74,327 SH   N/A  Other      N/A       68,687          5,640
Titan Machinery Inc.                      COM      88830R101    3,820   151,280 SH   N/A  Other      N/A      133,805         17,475
ValueVision Media, Inc.                  CL A      92047K107    1,838   288,980 SH   N/A  Other      N/A      257,825         31,155
Vanguard Total Stock                  STK MRK ETF  922908769      261     3,800 SH   N/A  Other      N/A        3,800
Verizon Communications Inc.               COM      92343V104    1,065    27,636 SH   N/A  Other      N/A       24,586          3,050
Vitesse Semiconductor Corporation       COM NEW    928497304    4,765   986,550 SH   N/A  Defined    N/A      986,550
Vitesse Semiconductor Corporation       COM NEW    928497304    6,777 1,403,167 SH   N/A  Other      N/A    1,400,902          2,265
Vivus Inc.                                COM      928551100    2,114   341,580 SH   N/A  Other      N/A      305,815         35,765
Wells Fargo & Co.                         COM      949746101    1,109    34,988 SH   N/A  Other      N/A       31,173          3,815
Wireless Ronin Technologies Inc.          COM      97652A203      475   368,525 SH   N/A  Other      N/A      313,675         54,850
REPORT SUMMARY                            105                 359,195




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